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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [X]; Amendment Number: 1
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    QVT Financial LP
Address: 1177 Avenue of the Americas, 9th Floor,
         New York, New York 10036

Form 13F File Number: 28-11172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tracy Fu
Title: Managing Member of QVT Financial GP LLC, general partner of QVT
       Financial LP
Phone: (212) 705-8888

Signature, Place, and Date of Signing:

      /s/ Tracy Fu               New York, NY               May 18, 2007
-------------------------  -------------------------  ------------------------
       [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 1
Form 13F Information Table Value Total: $12,695
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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
COLUMN 1       COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
--------       -------- --------- -------- ------------------- ---------- -------- ------------------
                                           AMOUNT AND TYPE OF
                                                SECURITY                            VOTING AUTHORITY
                                           -------------------                     ------------------
               TITLE OF            VALUE   SHR OR         PUT/ INVESTMENT  OTHER
NAME OF ISSUER  CLASS    CUSIP    (x$1000) PRN AMT SH/PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
-------------- -------- --------- -------- ------- ------ ---- ---------- -------- ------ ------ ----
TRANSALTA CORP   COM    89346D107  12695   585400    SH         DEFINED            585400   0     0